Business Combination, Goodwill, and Intangible Assets, Net. - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill, Intangible Assets, Net And Other Liabilities [Abstract]
Balance as of beginning of the year	$ 1,243
Goodwill acquired		1,243
Closing balance	$ 1,243	$ 1,243